Income Taxes - Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	¥ 35,629	¥ 549
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	5	147
Between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	35,611	259
Between 5 and 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit	13	143
Indefinite periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credit